SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE FOR ALL DEFINITE LIVED INTANGIBLES (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total expected amortization expense	$ 116	$ 122	$ 128	$ 134	$ 158
Bed Licenses Included in Property and Equipment [Member]
Finite-Lived Intangible Assets [Line Items]
Year I	103	207	310	207
Year II	414	414	414	414
Year III	414	414	414	414
Year IV	414	414	414	414
Year V	414	414	414	414
Year VI				414
Thereafter	8,038	8,038	8,038	8,038
Total expected amortization expense	9,797	9,901	10,004	10,108
Lease Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Year I				12
Year II				24
Year III				23
Year IV				18
Year V				18
Year VI				18
Thereafter				33
Total expected amortization expense				$ 134
Lease Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Year I	6	12	18
Year II	23	23	23
Year III	18	18	18
Year IV	18	18	18
Year V	18	18	18
Thereafter	33	33	33
Total expected amortization expense	$ 116	$ 122	$ 128